Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 235,665	$ 248,866	$ 235,653
Policy loans	(157,403)	(135,255)	(100,527)
Policy loan repayments and interest	222,678	163,673	129,802
Surrenders, withdrawals and death benefits	(367,862)	(374,774)	(206,694)
Net transfers from/(to) other subaccounts or fixed rate option	(62,886)	22,617	(109,072)
Administrative and other charges	(200,421)	(193,896)	(189,082)
Net Contributions (Withdrawals) by Contract Owners	(330,229)	(268,769)	(239,920)
VAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	202,942	213,205	199,756
Policy loans	(146,138)	(123,429)	(86,270)
Policy loan repayments and interest	199,916	143,872	109,003
Surrenders, withdrawals and death benefits	(293,113)	(254,325)	(122,206)
Net transfers from/(to) other subaccounts or fixed rate option	(70,978)	11,809	(77,993)
Administrative and other charges	(165,657)	(160,712)	(156,667)
Net Contributions (Withdrawals) by Contract Owners	(273,028)	(169,580)	(134,377)
VLI
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	32,723	35,661	35,897
Policy loans	(11,265)	(11,826)	(14,257)
Policy loan repayments and interest	22,762	19,801	20,799
Surrenders, withdrawals and death benefits	(74,749)	(50,233)	(84,488)
Net transfers from/(to) other subaccounts or fixed rate option	8,092	10,808	(31,079)
Administrative and other charges	(34,577)	(32,951)	(31,857)
Net Contributions (Withdrawals) by Contract Owners	(57,014)	(28,740)	(104,985)
SPVA
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	0	0	0
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	0	0	0
SPVL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	0	(70,216)	0
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Administrative and other charges	(187)	(233)	(558)
Net Contributions (Withdrawals) by Contract Owners	$ (187)	$ (70,449)	$ (558)